Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
LONG-TERM DEBT

During 2012, we issued $8.03 billion of medium-term notes, of which $6.58 billion were at fixed interest rates and $1.45 billion were at floating interest rates, primarily indexed to LIBOR.  At December 31, 2012, the outstanding medium-term notes had remaining maturities ranging up to 10 years.

Long-term debt outstanding as of December 31, was comprised of the following:

(Millions of dollars)
	2012		2011		2010
	Balance	Avg. Rate	Balance	Avg. Rate	Balance	Avg. Rate
Medium-term notes	$23,488	3.2%	$20,058	3.9%	$17,690	4.6%
Unamortized discount	(13)		(10)		(9)
Medium-term notes, net	23,475		20,048		17,681
Bank borrowings	1,602	4.1%	1,583	3.7%	1,603	3.8%
Secured borrowings	—		—		78	4.9%
Total	$25,077		$21,631		$19,362

 Long-term debt outstanding as of December 31, 2012, matures as follows:

(Millions of dollars)

2013	$5,991
2014	6,559
2015	4,648
2016	2,027
2017	2,693
Thereafter	3,159
Total	$25,077